INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 55,487	$ 62,777
Other assets	22,157	18,818
Total Assets	2,023,867	2,307,406	2,535,248
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	50,175	50,175
Other liabilities	33,830	28,459
Stockholders' equity	134,975	102,627	119,085	109,861
Total Liabilities and Shareholders' Equity	2,023,867	2,307,406
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Gain on extinguishment of debt	0	0	18,066
OPERATING EXPENSES
Interest expense	13,143	20,193	37,198
Income (Loss) Before Income Tax and Equity in Undistributed Net Income (Loss) of Subsidiaries	26,198	(20,412)	(18,299)
Income tax credit	0	212	1,590
Net Income (Loss)	26,198	(20,200)	(16,709)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Loss	26,198	(20,200)	(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	869	1,208	542
Gain on extinguishment of debt	0	0	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	(4,718)	(11,301)	(27,720)
Increase in other assets	(2,277)	16,874	397
Increase (decrease) in other liabilities	6,606	(1,551)	1,928
Total Adjustments	3,195	55,606	14,209
Net Cash Used in Operating Activities	29,393	35,406	(2,500)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	1,418	1,335	463
Extinguishment of debt, net	0	0	(1,005)
Net Cash From (Used in) Financing Activities	83,176	(207,129)	(384,192)
Net Increase (Decrease) in Cash and Cash Equivalents	(161,326)	(44,266)	96,638
Cash and Cash Equivalents at Beginning of Year	341,108	385,374	288,736
Cash and Cash Equivalents at End of Year	179,782	341,108	385,374
Parent Company [Member]
ASSETS
Cash and due from banks	3,788	2,138
Investment in subsidiaries	187,890	154,494
Other assets	665	619
Total Assets	192,343	157,251
LIABILITIES AND SHAREHOLDERS' EQUITY
Subordinated debentures	50,175	50,175
Other liabilities	7,635	4,986
Stockholders' equity	134,533	102,090
Total Liabilities and Shareholders' Equity	192,343	157,251
OPERATING INCOME
(Increase) decrease in fair value of U.S. Treasury warrant	(285)	1,137	393
Gain on extinguishment of debt	0	0	18,066
Other income	70	64	107
Total Operating Income	(215)	1,201	18,566
OPERATING EXPENSES
Interest expense	2,779	2,729	4,470
Administrative and other expenses	683	958	2,273
Total Operating Expenses	3,462	3,687	6,743
Income (Loss) Before Income Tax and Equity in Undistributed Net Income (Loss) of Subsidiaries	(3,677)	(2,486)	11,823
Income tax credit	0	(2)	0
Income (Loss) Before Equity in Undistributed Net Income (Loss) of Subsidiaries	(3,677)	(2,488)	11,823
Equity in undistributed net income (loss) of subsidiaries	29,875	(17,712)	(28,532)
Net Income (Loss)	26,198	(20,200)	(16,709)
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Loss	26,198	(20,200)	(16,709)
ADJUSTMENTS TO RECONCILE NET INCOME (LOSS) TO NET CASH USED IN OPERATING ACTIVITIES
Share based compensation	184	157	0
Gain on extinguishment of debt	0	0	(18,066)
Depreciation, amortization of intangible assets and premiums, and accretion of discounts on securities and loans	0	1	2
Increase in other assets	(46)	(92)	(618)
Increase (decrease) in other liabilities	2,945	(2,404)	1,977
Equity in undistributed net (income) loss of subsidiaries' operations	(29,875)	17,712	28,532
Total Adjustments	(26,792)	15,374	11,827
Net Cash Used in Operating Activities	(594)	(4,826)	(4,882)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES
Proceeds from issuance of common stock	2,244	2,245	1,118
Extinguishment of debt, net	0	0	(1,005)
Net Cash From (Used in) Financing Activities	2,244	2,245	113
Net Increase (Decrease) in Cash and Cash Equivalents	1,650	(2,581)	(4,769)
Cash and Cash Equivalents at Beginning of Year	2,138	4,719	9,488
Cash and Cash Equivalents at End of Year	$ 3,788	$ 2,138	$ 4,719